10-Q Segment reporting - Schedule of adjusted EBITDA by reportable segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Segment Reporting [Line Items]
Loss before provision for income taxes	$ (28,629)	$ (16,400)	$ (78,214)	$ (113,358)	[1]	$ (129,471)	[1]
Total other expense, net	29,382	25,766	103,664	138,101	[1]	169,488	[1]
Depreciation and amortization	47,855	48,829	196,606	231,460		195,593	[2]
Other add-backs, net	14,805	7,899	52,618	47,082		64,549
Adjusted EBITDA	63,413	66,094	274,674	303,285		300,159
Share-based compensation	9,664	4,624	35,736	25,696		20,010
Restructuring costs	1,900	600	3,300	9,000		14,100
Adult use campaign and political initiatives expenses	600		2,700
Other non-recurring costs	2,600	2,700	10,900	12,400		30,400
Domestic
Segment Reporting [Line Items]
Loss before provision for income taxes	(22,968)	(17,085)	(73,554)	(90,970)		(101,097)
Total other expense, net	26,343	27,535	107,653	140,357		169,959
Depreciation and amortization	41,444	42,883	171,772	203,076		173,581
Other add-backs, net	14,150	7,339	45,513	44,899		63,047
Adjusted EBITDA	58,969	60,671	251,384	297,362		305,490
International
Segment Reporting [Line Items]
Loss before provision for income taxes	(5,661)	685	(4,660)	(22,388)		(28,374)
Total other expense, net	3,039	(1,769)	(3,989)	(2,256)		(471)
Depreciation and amortization	6,411	5,946	24,834	28,384		22,012
Other add-backs, net	655	560	7,105	2,183		1,502
Adjusted EBITDA	$ 4,444	$ 5,423	$ 23,290	$ 5,923		$ (5,331)

[1]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.

[2]
(1) Amounts reported in the Company’s Annual Financial Statements for the years ended December 31, 2023 have been recast to reflect reclassification of Missouri and Hemp-derived THC operations as discontinued operations.